Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based compensation	Share-based compensation
2011 Equity Incentive Plan

In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This Plan is being used to reward certain employees for the success of the Company’s business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company’s Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company’s total outstanding class A and class B shares immediately following its initial public offering 2011.

The Company made a special grant of stock options and restricted share units in 2011 in connection with its initial public offering, which are totally vested. The Company also made recurring grants of stock options and restricted share units in each of the fiscal years from 2011 to 2019 (from 2015 to 2019 only restricted share units). From 2011 to 2018, both types of these recurring annual awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. The 2019 award vested on May 10, 2020. However, in the event of death, disability or retirement of the employee, any unvested portion of the annual award will be fully vested. For all grants, each stock option granted represents the right to acquire a Class A share at its grant-date fair market value, while each restricted share unit represents the right to receive a Class A share when vested. The exercise right for the stock options is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs at the seventh anniversary of the grant date. The Company utilizes a Black-Scholes option-pricing model to estimate the value of stock options at the grant date. The value of restricted shares units is based on the quoted market price of the Company’s class A shares at the grant date.
2011 Equity Incentive Plan (continued)
On June 28, 2016, 1,117,380 stock options were converted to a liability award maintaining the original conditions of the 2011 Plan. There were not incremental compensation costs resulting from the modification. The employees affected by this modification were 104. The accrued liability was remeasured on a monthly basis until settlement. This liability award plan expired on May 2020.

The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company recognized stock-based compensation expense related to this award in the amount of $1,564, $1,884 and $3,661 during fiscal years 2020, 2019 and 2018, respectively. Stock-based compensation expense is included within “General and administrative expenses” in the consolidated statements of income.

The Company recognized $(244), $(422) and $(175) of related income tax expense during fiscal years 2020, 2019 and 2018, respectively.

Stock Options

The following table summarizes the activity of stock options during fiscal years 2020, 2019 and 2018:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2017	634,489	14.28	4.28
Expired (i)	(143,416)	21.20	5.89
Outstanding at December 31, 2018	491,073	12.26	3.81
Expired (i)	(216,633)	14.35	5.13
Outstanding at December 31, 2019	274,440	10.62	2.77
Expired (i)	(97,672)	14.31	4.19
Outstanding at December 31, 2020	176,768	8.58	1.98
Exercisable at December 31, 2020	176,768	8.58	1.98

(i)As of December 31, 2020, 2019 and 2018, additional paid-in capital included $409, $1,111 and $844, respectively, related to expired stock options.

The following table provides a summary of outstanding stock options at December 31, 2020:

Vested (i)
Number of units outstanding	176,768
Weighted-average grant-date fair market value per unit	1.98
Total grant-date fair value	350
Weighted-average accumulated percentage of service	100%
Stock-based compensation recognized in Additional paid-in capital	350

(i)Related to exercisable awards.
Restricted Share Units

The following table summarizes the activity of restricted share units during fiscal years 2020, 2019 and 2018:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2017	1,736,845	6.65
2018 annual grant	520,393	8.50
Partial vesting	(534,589)	6.01
Forfeitures	(117,600)	7.24
Outstanding at December 31, 2018	1,605,049	7.41
2019 annual grant	35,000	8.00
Partial vesting of 2014 grant	(38,222)	8.58
Partial vesting of 2015 grant	(115,634)	6.33
Partial vesting of 2016 grant	(134,501)	4.70
Partial vesting of 2017 grant	(174,232)	9.20
Forfeitures	(239,621)	7.74
Outstanding at December 31, 2019	937,839	7.50
Partial vesting of 2015 grant	(101,928)	6.33
Partial vesting of 2016 grant	(114,045)	4.70
Partial vesting of 2017 grant	(67,606)	9.20
Partial vesting of 2018 grant	(163,695)	8.50
Vesting of 2019 grant	(35,000)	8.00
Forfeitures	(4,367)	7.75
Outstanding at December 31, 2020	451,198	7.80
Exercisable at December 31, 2020	—	—

The total fair value of restricted share units vested during 2020, 2019 and 2018 was $3,475, $3,295 and $3,214, respectively. As of December 31, 2020 the Company issued 472,130 Class A shares. Therefore, accumulated recorded compensation expense totaling $3,399 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance. As of December 31, 2020, there were 10,392, 3,032 and $2,775 Class A shares, amounting to $76, $19 and $17, pending of issuance in connection with the partial vestings 2020, 2019 and 2018, respectively.

The following table provides a summary of outstanding restricted share units at December 31, 2020:
Restricted Share Units (continued)

Number of units outstanding (i)	451,198
Weighted-average grant-date fair market value per unit	7.80
Total grant-date fair value	3,519
Weighted-average accumulated percentage of service	80.44%
Stock-based compensation recognized in Additional paid-in capital	2,831
Compensation expense not yet recognized (ii)	688

(i)Related to awards that will vest between fiscal years 2021 and 2023.
(ii)Expected to be recognized in a weighted-average period of 0.7 years.

Phantom RSU Award

In May 2019, the Company implemented a new long-term incentive plan (called Phantom RSU Award) to reward employees giving them the opportunity to share the success of the Company in the creation of value for its shareholders. In accordance with this plan, the Company granted units (called “Phantom RSU”) to certain employees, pursuant to which they are entitled to receive, when vested, a cash payment equal to the closing price of one Class A share on the respective day in which this benefit is due and the corresponding dividends per-share (if any) formally declared and paid during the service period.

The award has two types of grant. Phantom RSU type one has 465,202 units which vest over a requisite service period of five years as follows: 40% at the second anniversary of the date of grant and 20% at each of the following three years. Phantom RSU type two has 1,207,455 units which vest 100% at the fifth anniversary from the date of grant. However, in the event of death, disability or retirement of the employee, any unvested portion of the annual award will be fully vested. The Company recognizes compensation expense related to these benefits on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The grant-date stock price of both types of grants was $6.78. On December 2020, the Company implemented a new Phantom RSU type two with 65,440 units at a price of $4.89 that vest 100% at May 2021.

The total compensation cost as of December 31, 2020 and 2019, amounts to $1,232 and $2,102 respectively, which has been recorded under “General and administrative expenses” within the consolidated statement of income. The accrued liability is remeasured at the end of each reporting period until settlement.

The following table summarizes the activity under the plan as of December 31, 2020:

Units
Outstanding at December 31, 2019	1661820
Grant 2020	65,440
Partial vesting of 2019 Grant	(5,162)
Forfeitures	(31,614)
Outstanding at December 31, 2020	1,690,484
Exercisable at December 31, 2020	—
Phantom RSU Award (continued)

Total Non-vested (i)
Number of units outstanding	1,690,484
Current share price	5.03
Total fair value of the plan	8,503
Weighted-average accumulated percentage of service	39.00%
Accrued liability (ii)	3,316
Compensation expense not yet recognized (iii)	5,187
(i)Related to awards that will vest between May 2021 and May 2024.
(ii)Presented within “Accrued payroll and other liabilities” in the Company’s current and non current liabilities balance sheet.
(iii)Expected to be recognized in a weighted-average period of 2.93 years.